Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013 item	Mar. 31, 2012	Dec. 31, 2012 item	Dec. 31, 2011	Dec. 31, 2010
Segment Information
Number of Operating Segments	1		1
Number of principal customers	3		3
Segment and Geographic Area Information
Net sales	$ 4,329	$ 4,173	$ 18,380	$ 17,444	$ 15,638
HUMIRA
Segment and Geographic Area Information
Net sales	2,244	1,934	9,265	7,932	6,508
Synagis
Segment and Geographic Area Information
Net sales	345	346	842	792	726
AndroGel
Segment and Geographic Area Information
Net sales	240	232	1,152	874	649
Kaletra
Segment and Geographic Area Information
Net sales	219	221	1,013	1,170	1,223
Niaspan
Segment and Geographic Area Information
Net sales	186	191	911	976	927
Lupron
Segment and Geographic Area Information
Net sales	181	199	800	810	741
Sevoflurane
Segment and Geographic Area Information
Net sales	137	156	602	665	664
TriCor/TRILIPIX
Segment and Geographic Area Information
Net sales	128	254	1,098	1,372	1,355
Synthroid
Segment and Geographic Area Information
Net sales	119	129	551	522	451
Creon
Segment and Geographic Area Information
Net sales	90	68
Norvir
Segment and Geographic Area Information
Net sales	82	83	389	419	344
Zemplar
Segment and Geographic Area Information
Net sales	81	90	383	409	596
All other
Segment and Geographic Area Information
Net sales	$ 277	$ 270	$ 1,021	$ 1,171	$ 1,208